Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2020

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2020
2	Collection Period	11/1/2020	11/30/2020	30
3	Monthly Interest Period-Actual	11/16/2020	12/14/2020	29
4	Monthly Interest - Scheduled	11/15/2020	12/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	288,400,000.00	26,860,061.76	-	-	25,445,099.60	1,414,962.16	0.0049062
7	Class A-3 Notes	288,500,000.00	288,500,000.00	-	-	-	288,500,000.00	1.0000000
8	Class A-4 Notes	100,000,000.00	100,000,000.00	-	-	-	100,000,000.00	1.0000000
9	Total Class A Notes	771,900,000.00	415,360,061.76	-	-	25,445,099.60	389,914,962.16
10	Class B Notes	42,750,000.00	42,750,000.00	-	-	-	42,750,000.00	1.0000000

11	Total Notes	$814,650,000.00	458,110,061.76	$0.00	$0.00	$25,445,099.60	432,664,962.16

	Overcollateralization
12	Exchange Note	57,000,324.07	36,464,154.75				34,937,448.77
13	Series 2019-A Notes	78,355,077.16	113,161,695.94				114,688,401.92

14	Total Overcollateralization	135,355,401.23	149,625,850.69				149,625,850.69
15	Total Target Overcollateralization	$149,625,850.69	149,625,850.69				149,625,850.69

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	2.60455%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	2.89000%	64,687.98	0.2242995	25,445,099.60	88.2285007	0.00
18	Class A-3 Notes	2.94000%	706,825.00	2.4500000	0.00	0.0000000	0.00
19	Class A-4 Notes	3.01000%	250,833.33	2.5083333	0.00	0.0000000	0.00
20	Total Class A Notes		1,022,346.31	1.3244543	25,445,099.60	32.9642436	0.00
21	Class B Notes	3.24000%	115,425.00	2.7000000	0.00	0.0000000	0.00

22	Totals		1,137,771.31	1.3966382	25,445,099.60	31.2343946	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	893,005,077.16	571,271,757.70	547,353,364.08

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	7.45%	7.45%
25	Aggregate Securitization Value	950,005,401.23	582,290,812.85
26	Aggregate Base Residual Value (Not Discounted)	691,656,548.48	523,050,519.23

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	426	2,373,943.02
28	Turn-in Ratio on Scheduled Terminations			49.30%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	30,442	607,735,912.45
30	Depreciation/Payments		(6,312,149.16)
31	Gross Credit Losses	(72)	(1,454,130.41)
32	Early Terminations — Regular	(14)	(259,783.18)
33	Scheduled Terminations — Returned	(208)	(3,200,088.58)
34	Payoff Units & Lease Reversals	(616)	(14,218,948.27)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	29,532	582,290,812.85

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2020

C.	SERVICING FEE

37	Servicing Fee Due	506,446.59

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(23,076.29)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,750,027.01
41	Beginning Reserve Account Balance	4,750,027.01
42	Ending Reserve Account Balance	4,750,027.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	28,628	98.69%	566,029,002.61
44	31 - 60 Days Delinquent	290	1.00%	6,118,629.20
45	61 - 90 Days Delinquent	75	0.26%	1,493,732.28
46	91 -120 Days Delinquent	16	0.05%	370,661.61
47	121+ Days Delinquent	-	-	-

48	Total	29,009	100.00%	574,012,025.70

49	Total 61+ Delinquent as % End of Period Securitization Value	0.32%
50	Delinquency Trigger Occurred	NO

51	Prepayment Speed (1 Month)	1.44%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	222	3,459,871.76
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(3,970,998.22)
54	Less: Excess Wear and Tear Received in Current Period		(21,650.45)
55	Less: Excess Mileage Received in Current Period		(18,098.41)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(550,875.32)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-1.09%
58	Prior Period Net Residual Losses/(Gains) Ratio		-1.16%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.79%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.86%
61	Four Month Average		-0.98%

62	Beginning Cumulative Net Residual Losses		(2,177,465.94)
63	Current Period Net Residual Losses		(550,875.32)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(2,728,341.26)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.29%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	72	1,454,130.41
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,244,328.47)

68	Current Period Net Credit Losses/(Gains)		209,801.94

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.41%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.32%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.05%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		-0.21%
73	Four Month Average		0.14%

74	Beginning Cumulative Net Credit Losses		5,142,917.93
75	Current Period Net Credit Losses		209,801.94

76	Ending Cumulative Net Credit Losses		5,352,719.87

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.56%

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	10,315,911.31
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	3,738,995.71
80	Liquidation Proceeds, Recoveries & Expenses	1,099,415.17
81	Insurance Proceeds	144,913.30
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	271,751.37
83	Payoff Payments	16,071,206.31
84	All Other Payments Received	-

85	Collected Amounts	31,642,193.17

86	Investment Earnings on Collection Account	5,190.23

87	Total Collected Amounts - Available for Distribution	31,647,383.40

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	506,446.59
89	Interest on the Exchange Note - to the Trust Collection Account	1,542,433.75
90	Principal on the Exchange Note - to the Trust Collection Account	23,918,393.62
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	5,039,190.16
92	Remaining Funds Payable to Trust Collection Account	640,919.28

93	Total Distributions	31,647,383.40

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	40,295,936.81

95	Investment Earnings on Reserve Account	584.05

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	40,296,520.86

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	25,322.33
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,022,346.31
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	115,425.00
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	25,445,099.60
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholer	4,533,327.62
108	Retained Amounts	9,155,000.00

109	Total Distributions	40,296,520.86

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.